S000016627 [Member] Expense Example - Western Asset Corporate Bond Fund	Dec. 31, 2025 USD ($)
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	639
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,442
Class C1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,651
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	745
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,465
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,341
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	$ 1,688